OMB Number: [3235-0675]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

HOF I 2019-3 DEPOSITOR LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

   X   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001789627

HOMEWARD OPPORTUNITIES FUND I TRUST 2019-3

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Dmitry Gasinsky, 312-879-8433

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

HOF I 2019-3 DEPOSITOR LLC

Date: November 14, 2019	By:	/s/ Dmitry Gasinsky
	Name:	Dmitry Gasinsky
	Title:	Chief Executive Officer

EXHIBIT INDEX

Exhibit Number

99.1       Third Party Due Diligence Report - EdgeMac Executive Summary

Schedule 1 - Exception Report

Schedule 2 - Rating Agency Grades Report

Schedule 3 - Final Tape Compare Report

Schedule 4 - Valuation Summary Report

99.2       Third Party Due Diligence Report - Clayton Executive Summary

Schedule 1 - Conditions Report

Schedule 2 - Loan Level Tape Compare Report

Schedule 3 - Non ATR QM Upload Report

Schedule 4 - Rating Agency ATR QM Data Fields Report

Schedule 5 - Valuations Summary Report

99.3       Third Party Due Diligence Report - AMC Executive Summary

Schedule 1 - Rating Agency Grades Report

Schedule 2 - Exception Grades Report

Schedule 3 - Valuation Summary Report

Schedule 4 - Data Compare Report

99.4       Third Party Due Diligence Report - Opus Executive Summary

Schedule 1 - ATR Report

Schedule 2 - Data Compare Report

Schedule 3 - Exception Report

Schedule 4 - Grading Summary Report

Schedule 5 - Valuation Report